Financial Liabilities at Amortised Cost (Details) - Schedule of Loans from Chilean Central Bank by Maturity Amount - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	$ 4,285,636	$ 4,271,414
Chilean Central Bank
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	0	6,048,867
Chilean financial institutions
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	52,311	46,218
Due within 1 year | Chilean Central Bank
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	0	6,048,867
Due within 1 year | Chilean financial institutions
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	12,311	46,218
Due within 1 year | Foreign financial institutions
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	3,353,155	3,793,613
Due within 1 and 2 year | Chilean Central Bank
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	0	0
Due within 1 and 2 year | Chilean financial institutions
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	40,000	0
Due within 1 and 2 year | Foreign financial institutions
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	630,918	304,384
Due within 2 and 3 year | Chilean Central Bank
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	0	0
Due within 2 and 3 year | Chilean financial institutions
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	0	0
Due within 2 and 3 year | Foreign financial institutions
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	197,765	0
Due within 3 and 4 year | Chilean Central Bank
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	0	0
Due within 3 and 4 year | Chilean financial institutions
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	0	0
Due within 3 and 4 year | Foreign financial institutions
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	0	173,417
Due after 5 years | Chilean Central Bank
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	0	0
Due after 5 years | Chilean financial institutions
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	0	0
Due after 5 years | Foreign financial institutions
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	$ 103,798	$ 0